Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 433,283	$ 526,271
Short-term cash investments	300,000	255,669
Accounts receivable, net	796,181	877,935
Inventories, net	1,386,317	1,385,436
Other current assets	38,725	34,670
Total current assets	2,954,506	3,079,981
Property and equipment, net	136,012	140,535
Operating lease right-of-use assets	452,547	419,138
Goodwill	462,509	451,858
Intangible assets, net	210,427	208,472
Investment in unconsolidated entity	185,234	168,611
Other assets	13,570	10,928
Total assets	4,414,805	4,479,523
Current liabilities:
Current portion of lease liabilities	117,153	110,273
Accounts payable	350,425	490,879
Accrued expenses and other current liabilities	250,164	382,749
Total current liabilities	717,742	983,901
Long-term obligations:
Operating lease liabilities, net of current portion	350,616	321,715
Finance lease liabilities, net of current portion	11,019	15,475
Total long-term obligations	361,635	337,190
Deferred income taxes and other liabilities	113,367	94,194
Commitments and contingencies
Watsco, Inc. shareholders' equity:
Preferred stock, $0.50 par value, 10,000,000 shares authorized; no shares issued	0	0
Paid-in capital	1,563,389	1,472,170
Accumulated other comprehensive loss, net of tax	(50,305)	(59,893)
Retained earnings	1,319,201	1,295,972
Treasury stock, at cost, 4,066,949 and 4,066,978 shares of Common stock at December 31, 2025 and 2024, respectively and 20,712 shares of Class B common stock at December 31, 2024	(73,230)	(73,479)
Total Watsco, Inc. shareholders' equity	2,781,376	2,656,990
Non-controlling interest	440,685	407,248
Total shareholders' equity	3,222,061	3,064,238
Total liabilities and shareholders' equity	4,414,805	4,479,523
Common Stock [Member]
Watsco, Inc. shareholders' equity:
Common stock	19,504	19,431
Class B Common Stock [Member]
Watsco, Inc. shareholders' equity:
Common stock	$ 2,817	$ 2,789